December 21, 2006



VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Global Growth Fund, Inc.
    Post-Effective Amendment No. 13 to the
    Registration Statement on Form N-1A
    (Securities Act File No. 333-32899,
    Investment Company Act File No. 811-8327)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
        Securities Act of 1933, as amended
        (the "1933 Act"), Merrill Lynch
        Global Growth Fund, Inc.
        (the "Fund") hereby certifies that:

(1)    the form of Prospectus and Statement
       of Additional Information that would
       have been filed pursuant to Rule 497(c)
       under the 1933 Act would not have
       differed from that contained in
       Post-Effective Amendment No. 13 to
       the Fund's Registration Statement on
       Form N-1A; and

(2)    the text of Post-Effective Amendment
       No. 13 to the Fund's Registration
       Statement on Form N-1A was filed
       electronically with the Securities
       and Exchange Commission on
       December 21, 2006.

Very truly yours,

BlackRock Global Growth Fund, Inc.

/s/Alice A. Pelligrino

Alice A. Pelligrino
Secretary of Fund